UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	8-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2014

Emerging Markets - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Brazil — 12.4%
BB Seguridade Participacoes SA	375,300	5,948,467
BRF SA ADR	155,130	4,135,766
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	49,620	2,525,162
Cielo SA	328,500	6,186,983
Estacio Participacoes SA	242,800	3,181,293
Hypermarcas SA(1)	472,800	4,093,305
Itau Unibanco Holding SA ADR	992,766	17,869,788
Kroton Educacional SA	196,413	5,869,138
Lojas Americanas SA Preference Shares	369,900	2,614,169
Ultrapar Participacoes SA	200,400	5,120,786
		57,544,857
Chile — 0.4%
SACI Falabella	263,461	1,984,623
China — 17.8%
Brilliance China Automotive Holdings Ltd.	2,828,000	5,239,977
China Oilfield Services Ltd., H Shares	1,430,000	4,234,618
China Overseas Land & Investment Ltd.	1,614,000	4,539,997
CNOOC Ltd.	3,085,000	6,201,805
CSR Corp. Ltd.	6,224,000	5,613,610
ENN Energy Holdings Ltd.	1,028,000	7,262,276
Great Wall Motor Co. Ltd., H Shares	706,500	2,999,187
Industrial & Commercial Bank of China Ltd., H Shares	10,549,645	6,996,752
Ping An Insurance Group Co., H Shares	886,000	7,213,708
Shenzhou International Group Holdings Ltd.	1,471,000	4,583,796
Sinotrans Ltd., H Shares	6,629,000	4,464,923
Tencent Holdings Ltd.	1,042,000	17,008,019
Vipshop Holdings Ltd. ADR(1)	31,744	6,241,823
		82,600,491
Colombia — 0.9%
Cemex Latam Holdings SA(1)	440,850	4,360,920
Egypt — 1.3%
Commercial International Bank Egypt S.A.E.	922,720	6,062,203
Greece — 1.4%
OPAP SA	247,040	3,924,392
Titan Cement Co. SA	95,060	2,535,553
		6,459,945
Hong Kong — 0.5%
Qihoo 360 Technology Co. Ltd. ADR(1)	26,890	2,361,749
India — 6.5%
Bharti Infratel Ltd.	414,805	1,801,112
HCL Technologies Ltd.	218,270	5,864,778
HDFC Bank Ltd.	419,929	5,853,313
ICICI Bank Ltd. ADR	54,380	2,909,330
ITC Ltd.	764,614	4,485,314

Larsen & Toubro Ltd.	111,040	2,801,396
Tata Motors Ltd.	727,385	6,315,853
		30,031,096
Indonesia — 3.0%
PT Bank Rakyat Indonesia (Persero) Tbk	4,937,000	4,663,719
PT Matahari Department Store Tbk	3,644,900	5,071,233
PT Tower Bersama Infrastructure Tbk	6,262,000	4,215,708
		13,950,660
Malaysia — 2.0%
Axiata Group Bhd	2,153,100	4,733,815
Sapurakencana Petroleum Bhd	3,287,900	4,401,947
		9,135,762
Mexico — 6.6%
Alsea SAB de CV(1)	779,137	2,693,100
Cemex SAB de CV ADR(1)	611,771	8,093,730
Grupo Financiero Banorte SAB de CV	824,026	5,809,315
Grupo Mexico SAB de CV	1,170,510	4,265,188
Infraestructura Energetica Nova SAB de CV	1,024,430	6,166,909
Promotora y Operadora de Infraestructura SAB de CV(1)	272,715	3,822,713
		30,850,955
Peru — 1.5%
Credicorp Ltd.	43,704	6,777,179
Philippines — 1.2%
Universal Robina Corp.	1,539,390	5,737,405
Poland — 1.5%
Alior Bank SA(1)	109,470	2,604,696
Powszechny Zaklad Ubezpieczen SA	30,189	4,420,500
		7,025,196
Russia — 3.7%
Alrosa AO	3,434,280	4,033,752
Magnit OJSC GDR	60,281	3,508,354
MMC Norilsk Nickel OJSC ADR	348,280	6,815,840
NovaTek OAO GDR	26,862	2,702,317
		17,060,263
South Africa — 7.0%
Aspen Pharmacare Holdings Ltd.	176,952	5,070,702
Capitec Bank Holdings Ltd.	111,200	2,210,708
Discovery Holdings Ltd.	547,736	5,040,224
Mr Price Group Ltd.	272,760	5,234,639
MTN Group Ltd.	224,280	5,068,365
Naspers Ltd., N Shares	40,473	5,143,510
Sasol Ltd.	82,900	4,805,383
		32,573,531
South Korea — 14.1%
CJ Korea Express Co. Ltd.(1)	46,870	7,188,012
Coway Co. Ltd.	79,650	6,684,960
Daewoo International Corp.	146,340	5,376,167
Hotel Shilla Co. Ltd.	43,830	5,144,011
Hyundai Development Co-Engineering & Construction	153,980	6,256,695
Hyundai Motor Co.	30,550	7,020,218
LG Display Co. Ltd.(1)	170,570	5,896,226

Naturalendo Tech Co. Ltd.(1)	107,352	5,082,002
Samsung Electronics Co. Ltd.	7,572	9,215,295
Seoul Semiconductor Co. Ltd.	56,130	1,616,447
SK Hynix, Inc.(1)	96,730	4,331,123
SM Entertainment Co.(1)	36,220	1,486,022
		65,297,178
Taiwan — 12.0%
Chailease Holding Co. Ltd.	1,448,000	3,914,234
Ginko International Co. Ltd.	106,000	1,477,024
Hiwin Technologies Corp.	325,890	3,183,616
Hon Hai Precision Industry Co. Ltd.	3,413,760	11,649,304
King Slide Works Co. Ltd.	290,000	3,890,534
Largan Precision Co. Ltd.	64,000	5,299,343
MediaTek, Inc.	484,000	8,088,122
Merry Electronics Co. Ltd.	22,000	126,595
Taiwan Semiconductor Manufacturing Co. Ltd.	4,301,939	17,846,487
		55,475,259
Thailand — 2.6%
CP ALL PCL	2,264,200	3,367,236
Kasikornbank PCL NVDR	577,600	4,068,879
Thaicom PCL	3,609,900	4,464,341
		11,900,456
Turkey — 2.9%
BIM Birlesik Magazalar AS	131,190	3,083,253
TAV Havalimanlari Holding AS	522,593	4,339,831
Turkiye Halk Bankasi AS	385,650	2,827,921
Ulker Biskuvi Sanayi AS	452,460	3,349,230
		13,600,235
TOTAL COMMON STOCKS (Cost $348,165,951)		460,789,963
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $568,656), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $556,959)		556,957
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $227,275), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $222,783)		222,783
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $454,206), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $445,566)		445,566
SSgA U.S. Government Money Market Fund, Class N	920,155	920,155
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,145,461)		2,145,461
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $350,311,412)		462,935,424
OTHER ASSETS AND LIABILITIES — 0.2%		1,118,514
TOTAL NET ASSETS — 100.0%		$464,053,938

Market Sector Diversification
(as a % of net assets)
Financials	21.7%
Information Technology	20.6%
Consumer Discretionary	17.3%
Industrials	10.2%
Consumer Staples	7.3%
Materials	6.5%
Energy	5.9%
Telecommunication Services	4.4%
Utilities	2.9%
Health Care	2.5%
Cash and Equivalents*	0.7%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	50,914,527	409,875,436	—
Temporary Cash Investments	920,155	1,225,306	—
	51,834,682	411,100,742	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$350,464,229
Gross tax appreciation of investments	$116,356,995
Gross tax depreciation of investments	(3,885,800)
Net tax appreciation (depreciation) of investments	$112,471,195

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2014

Global Growth - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 0.7%
CSL Ltd.	61,143	4,218,310
Brazil — 0.7%
Kroton Educacional SA	142,300	4,252,154
Canada — 0.7%
Canadian Pacific Railway Ltd.	21,960	4,398,665
China — 1.9%
Baidu, Inc. ADR(1)	13,990	3,001,135
ENN Energy Holdings Ltd.	756,000	5,340,739
Vipshop Holdings Ltd. ADR(1)	17,830	3,505,913
		11,847,787
Denmark — 3.0%
GN Store Nord A/S	129,273	2,939,422
Novo Nordisk A/S, B Shares	150,720	6,886,077
Pandora A/S	116,055	8,676,129
		18,501,628
France — 2.7%
Accor SA	181,180	8,803,513
Carrefour SA	226,020	7,835,790
		16,639,303
Germany — 0.6%
Symrise AG	69,530	3,714,654
Hong Kong — 1.0%
BOC Hong Kong Holdings Ltd.	446,000	1,499,126
Hang Seng Bank Ltd.	276,200	4,665,077
		6,164,203
Japan — 7.1%
Daikin Industries Ltd.	111,300	7,669,960
Keyence Corp.	18,000	7,702,917
Nidec Corp.	141,800	9,039,929
ORIX Corp.	452,700	6,831,073
Rakuten, Inc.	375,183	4,853,634
Unicharm Corp.	115,200	7,563,373
		43,660,886
Mexico — 0.5%
Cemex SAB de CV ADR(1)	232,890	3,081,135
Netherlands — 2.3%
Akzo Nobel NV	81,770	5,779,288
ASML Holding NV	54,479	5,211,935
ASML Holding NV New York Shares	36,264	3,485,696
		14,476,919

Peru — 0.7%
Credicorp Ltd.	28,814	4,468,187
Russia — 0.6%
Magnit OJSC GDR	64,080	3,729,456
Spain — 1.8%
Bankia SA(1)	3,280,410	6,344,754
Grifols SA	100,513	4,679,206
		11,023,960
Sweden — 1.3%
Skandinaviska Enskilda Banken AB, A Shares	460,500	6,012,179
SKF AB, B Shares	79,116	1,824,731
		7,836,910
Switzerland — 5.5%
Adecco SA	93,822	7,102,695
Cie Financiere Richemont SA	65,240	6,221,624
Credit Suisse Group AG	237,880	6,705,881
Roche Holding AG	48,051	14,011,495
		34,041,695
United Kingdom — 6.9%
Admiral Group plc	118,230	2,620,333
Ashtead Group plc	256,208	4,166,243
Capita Group plc (The)	356,153	7,254,854
Johnson Matthey plc	108,600	5,693,632
Lloyds Banking Group plc(1)	4,845,651	6,135,548
Royal Bank of Scotland Group plc(1)	1,750,080	10,540,778
Whitbread plc	84,970	6,191,255
		42,602,643
United States — 61.1%
Adobe Systems, Inc.(1)	122,730	8,824,287
Alexion Pharmaceuticals, Inc.(1)	31,294	5,297,761
Alliance Data Systems Corp.(1)	10,142	2,683,979
American Tower Corp.	98,820	9,743,652
Antero Resources Corp.(1)	65,960	3,815,786
Biogen Idec, Inc.(1)	23,766	8,152,689
BorgWarner, Inc.	89,940	5,593,369
Bristol-Myers Squibb Co.	155,830	7,892,789
Celgene Corp.(1)	70,128	6,663,562
Cerner Corp.(1)	83,266	4,801,117
Charles Schwab Corp. (The)	263,834	7,521,907
Cognizant Technology Solutions Corp., Class A(1)	182,030	8,324,232
Colgate-Palmolive Co.	53,266	3,447,908
Continental Resources, Inc.(1)	56,004	9,032,885
Costco Wholesale Corp.	62,587	7,578,034
Ecolab, Inc.	16,708	1,918,413
EQT Corp.	85,310	8,450,809
Equinix, Inc.(1)	27,999	6,111,062
Estee Lauder Cos., Inc. (The), Class A	118,955	9,139,313
Facebook, Inc., Class A(1)	194,201	14,530,119
FedEx Corp.	57,801	8,547,612
Fortune Brands Home & Security, Inc.	133,426	5,765,337

Gilead Sciences, Inc.(1)	98,300	10,575,114
Google, Inc., Class A(1)	17,235	10,036,975
Google, Inc., Class C(1)	17,235	9,851,526
Halliburton Co.	147,380	9,964,362
Harman International Industries, Inc.	75,815	8,724,790
Home Depot, Inc. (The)	130,224	12,175,944
Ingersoll-Rand plc	144,350	8,689,870
Intercontinental Exchange, Inc.	44,145	8,343,405
Liberty Global plc(1)	131,970	5,533,502
Liberty Global plc, Class A(1)	79,150	3,456,480
MasterCard, Inc., Class A	101,990	7,731,862
McKesson Corp.	44,050	8,591,071
Mead Johnson Nutrition Co.	11,080	1,059,248
Michael Kors Holdings Ltd.(1)	84,093	6,737,531
Mondelez International, Inc., Class A	230,620	8,346,138
Monsanto Co.	65,381	7,561,313
Oceaneering International, Inc.	57,463	3,997,126
Pentair plc	7,277	495,345
Precision Castparts Corp.	33,136	8,087,172
Priceline Group, Inc. (The)(1)	8,120	10,103,797
Schlumberger Ltd.	90,044	9,872,424
Starbucks Corp.	69,333	5,394,801
Towers Watson & Co., Class A	35,350	3,875,420
Tractor Supply Co.	89,923	6,020,345
Twenty-First Century Fox, Inc.	189,140	6,699,339
Tyco International Ltd.	35,080	1,565,270
Union Pacific Corp.	92,712	9,759,792
United Continental Holdings, Inc.(1)	93,710	4,461,533
United Rentals, Inc.(1)	41,412	4,872,122
Visa, Inc., Class A	35,463	7,536,597
WhiteWave Foods Co., Class A(1)	199,129	6,973,498
Yum! Brands, Inc.	86,320	6,252,158
		377,182,492
TOTAL COMMON STOCKS (Cost $431,559,327)		611,840,987
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $785,429), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $769,274)		769,271
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $313,913), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $307,708)		307,708
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $627,350), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $615,418)		615,417
SSgA U.S. Government Money Market Fund, Class N	2,364,668	2,364,668
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,057,064)		4,057,064
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $435,616,391)		615,898,051
OTHER ASSETS AND LIABILITIES — 0.3%		1,680,443
TOTAL NET ASSETS — 100.0%		$617,578,494

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.4%
Industrials	15.8%
Information Technology	15.4%
Health Care	13.9%
Financials	13.1%
Consumer Staples	9.0%
Energy	7.3%
Materials	4.4%
Utilities	0.8%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Domestic Common Stocks	377,182,492	—	—
Foreign Common Stocks	17,542,066	217,116,429	—
Temporary Cash Investments	2,364,668	1,692,396	—
	397,089,226	218,808,825	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$436,000,442
Gross tax appreciation of investments	$183,904,705
Gross tax depreciation of investments	(4,007,096)
Net tax appreciation (depreciation) of investments	$179,897,609

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
August 31, 2014

International Discovery - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 3.2%
G8 Education Ltd.	1,417,420	7,122,042
Ramsay Health Care Ltd.	168,620	8,182,799
Seek Ltd.	307,760	5,021,446
		20,326,287
Brazil — 0.9%
BM&FBovespa SA	629,900	3,790,375
Estacio Participacoes SA	126,500	1,657,469
		5,447,844
Canada — 9.6%
Calfrac Well Services Ltd.	346,870	6,543,092
Canadian Energy Services & Technology Corp.	363,867	3,620,934
Dollarama, Inc.	102,460	8,723,188
Element Financial Corp.(1)	427,370	5,546,023
Gildan Activewear, Inc.	119,840	6,870,988
Linamar Corp.	225,870	13,037,433
Parex Resources, Inc.(1)	139,160	1,795,654
Precision Drilling Corp.	805,670	10,270,014
Vermilion Energy, Inc.	65,710	4,274,504
		60,681,830
China — 6.4%
China Gas Holdings Ltd.	4,248,000	7,564,132
China State Construction International Holdings Ltd.	2,450,000	3,951,587
E-Commerce China Dangdang, Inc., A Shares ADR(1)	386,570	5,350,129
Haier Electronics Group Co. Ltd.	1,445,000	4,176,489
HC International, Inc.(1)	1,176,000	2,260,940
Shenzhou International Group Holdings Ltd.	1,923,000	5,992,278
Vipshop Holdings Ltd. ADR(1)	27,740	5,454,516
YY, Inc. ADR(1)	64,700	5,492,383
		40,242,454
Denmark — 6.1%
GN Store Nord A/S	437,000	9,936,549
Pandora A/S	230,580	17,237,877
Vestas Wind Systems A/S(1)	271,190	11,414,196
		38,588,622
Finland — 2.0%
Huhtamaki Oyj	139,990	3,752,373
Outokumpu Oyj(1)	729,519	5,636,283
Sanitec Corp.	278,980	3,073,500
		12,462,156
France — 8.5%
Elior SCA(1)(2)	159,080	2,696,398
Gaztransport Et Technigaz	69,140	4,487,817
Groupe Eurotunnel SA	945,200	12,161,130
Peugeot SA(1)	842,490	11,833,720
Plastic Omnium SA	166,520	4,392,389

Teleperformance SA	97,750	6,343,583
Zodiac Aerospace	352,680	11,504,001
		53,419,038
Germany — 4.8%
Aareal Bank AG	216,580	9,691,211
KUKA AG	51,660	3,110,200
Morphosys AG(1)	47,210	4,355,237
United Internet AG	312,130	13,408,978
		30,565,626
Greece — 0.6%
OPAP SA	227,400	3,612,398
Hong Kong — 2.0%
Tianhe Chemicals Group Ltd.(1)(2)	16,004,000	4,770,194
Xinyi Solar Holdings Ltd.	26,008,000	7,718,453
		12,488,647
India — 1.1%
ACC Ltd.	93,720	2,310,786
Bharat Forge Ltd.	133,510	1,746,208
LIC Housing Finance Ltd.	536,840	2,686,912
		6,743,906
Indonesia — 0.5%
PT Jasa Marga	5,852,300	3,101,882
Ireland — 1.2%
Bank of Ireland(1)	18,436,170	7,339,934
Israel — 1.5%
Caesarstone Sdot-Yam Ltd.	128,220	6,668,722
Mellanox Technologies Ltd.(1)	68,470	2,861,361
		9,530,083
Italy — 0.3%
Banca Generali SpA	72,680	1,974,896
Japan — 14.5%
Century Tokyo Leasing Corp.	111,100	3,283,507
Coca-Cola East Japan Co. Ltd.	291,300	7,282,150
Daifuku Co. Ltd.	579,000	6,861,521
Dwango Co. Ltd.	160,900	3,573,837
Ebara Corp.	707,000	3,988,745
Japan Airport Terminal Co. Ltd.	175,100	6,268,898
Kanamoto Co. Ltd.	52,300	2,387,669
M3, Inc.	317,600	5,552,544
Mabuchi Motor Co. Ltd.	72,800	6,185,324
Mazda Motor Corp.	135,400	3,193,537
Minebea Co. Ltd.	540,000	6,757,461
Obayashi Corp.	578,000	4,410,899
Ono Pharmaceutical Co. Ltd.	44,200	3,942,294
OSAKA Titanium Technologies Co. Ltd.	123,600	3,005,507
Rinnai Corp.	66,000	5,854,967
Seiko Epson Corp.	119,000	6,027,488
Sohgo Security Services Co. Ltd.	284,600	7,079,099
Tokyo Steel Manufacturing Co. Ltd.	1,011,500	5,794,166
		91,449,613
Norway — 1.5%
BW LPG Ltd.(2)	668,980	9,196,121

Philippines — 0.8%
Universal Robina Corp.	1,428,030	5,322,359
South Korea — 1.8%
Amorepacific Corp.	1,490	3,100,646
Coway Co. Ltd.	36,700	3,080,201
Hanssem Co. Ltd.	16,640	1,944,711
Industrial Bank of Korea	189,810	3,294,695
		11,420,253
Spain — 2.2%
Bankinter SA	826,040	6,838,949
Gamesa Corp. Tecnologica SA(1)	420,390	5,288,404
Grifols SA	41,850	1,948,253
		14,075,606
Sweden — 2.1%
Husqvarna AB, B Shares	642,390	4,862,100
Trelleborg AB, B Shares	436,820	8,362,344
		13,224,444
Switzerland — 7.9%
ams AG	56,550	2,014,253
Aryzta AG	69,630	6,359,649
Clariant AG	354,580	6,241,504
DKSH Holding AG	40,050	3,141,005
Dufry AG(1)	35,540	6,058,505
Lindt & Spruengli AG	1,400	7,339,687
Lonza Group AG	164,140	18,791,040
		49,945,643
Taiwan — 4.9%
Advanced Semiconductor Engineering, Inc.	2,739,000	3,413,384
Catcher Technology Co. Ltd.	1,248,000	12,650,976
Hermes Microvision, Inc.	152,041	6,536,280
Hiwin Technologies Corp.	495,430	4,839,851
Vanguard International Semiconductor Corp.	2,461,000	3,602,106
		31,042,597
United Kingdom — 13.2%
Ashtead Group plc	1,162,660	18,906,218
Countrywide plc	700,250	5,986,980
Henderson Group plc	1,597,530	6,155,618
London Stock Exchange Group plc	389,510	13,210,963
Merlin Entertainments plc(2)	490,180	2,799,378
Persimmon plc	137,240	3,016,589
Sports Direct International plc(1)	449,680	5,416,122
St. James's Place plc	1,412,660	16,815,287
Weir Group plc (The)	249,520	10,956,668
		83,263,823
United States — 1.4%
Lazard Ltd., Class A	155,510	8,500,177
TOTAL COMMON STOCKS (Cost $539,750,045)		623,966,239

EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI Emerging Markets Index Fund (Cost $4,474,877)	109,330	4,926,410
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $544,224,922)		628,892,649
OTHER ASSETS AND LIABILITIES — 0.2%		1,572,879
TOTAL NET ASSETS — 100.0%		$630,465,528

Market Sector Diversification
(as a % of net assets)
Industrials	25.3%
Consumer Discretionary	21.5%
Financials	15.1%
Information Technology	11.0%
Health Care	8.4%
Materials	6.2%
Energy	5.7%
Consumer Staples	4.6%
Utilities	1.2%
Exchange-Traded Funds	0.8%
Other Assets and Liabilities	0.2%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $19,462,091, which represented 3.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	34,327,288	589,638,951	—
Exchange-Traded Funds	4,926,410	—	—
	39,253,698	589,638,951	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$545,885,718
Gross tax appreciation of investments	$93,337,652
Gross tax depreciation of investments	(10,330,721)
Net tax appreciation (depreciation) of investments	$83,006,931

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2014

International Growth - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 3.7%
BHP Billiton Ltd.	472,402	16,178,800
Commonwealth Bank of Australia	273,456	20,768,662
CSL Ltd.	424,054	29,255,865
James Hardie Industries SE	928,330	11,106,448
		77,309,775
Belgium — 1.7%
Anheuser-Busch InBev NV	250,902	27,873,824
KBC Groep NV(1)	146,350	8,340,864
		36,214,688
China — 4.3%
Baidu, Inc. ADR(1)	97,898	21,001,079
Ctrip.com International Ltd. ADR(1)	194,410	12,475,290
ENN Energy Holdings Ltd.	932,000	6,584,086
Haier Electronics Group Co. Ltd.	4,113,000	11,887,820
Tencent Holdings Ltd.	1,446,500	23,610,461
Vipshop Holdings Ltd. ADR(1)	72,210	14,198,652
		89,757,388
Denmark — 4.5%
Coloplast A/S, B Shares	154,973	12,864,982
GN Store Nord A/S	812,206	18,468,019
Novo Nordisk A/S, B Shares	594,266	27,150,751
Pandora A/S	470,322	35,160,695
		93,644,447
France — 7.6%
Accor SA	398,930	19,383,956
Carrefour SA	410,737	14,239,664
Cie de St-Gobain	336,923	17,101,499
Cie Generale d'Optique Essilor International SA	70,845	7,513,965
Publicis Groupe SA	85,416	6,363,574
Schneider Electric SE	264,935	22,390,521
Technip SA	62,180	5,759,949
Total SA	422,990	27,894,984
Valeo SA	158,248	19,123,318
Zodiac Aerospace	603,402	19,682,254
		159,453,684
Germany — 5.6%
BASF SE	144,789	14,894,320
Bayer AG	255,145	34,212,034
Continental AG	95,731	20,440,183
Daimler AG	237,955	19,460,018
Siemens AG	128,454	16,091,688
Wirecard AG	287,441	10,739,418
		115,837,661

Greece — 0.4%
Alpha Bank AE(1)	9,056,129	7,924,934
Hong Kong — 0.3%
Sands China Ltd.	1,079,200	7,032,161
India — 2.4%
ICICI Bank Ltd. ADR	330,610	17,687,635
Tata Consultancy Services Ltd.	433,230	18,029,314
Tata Motors Ltd. ADR	305,748	14,733,996
		50,450,945
Indonesia — 0.7%
PT Bank Mandiri (Persero) Tbk	16,934,500	15,019,914
Ireland — 1.2%
Bank of Ireland(1)	53,187,898	21,175,529
Kerry Group plc, A Shares	54,074	4,067,643
		25,243,172
Italy — 2.2%
Intesa Sanpaolo SpA	2,940,920	8,748,598
Luxottica Group SpA	256,601	13,705,589
UniCredit SpA	3,043,537	23,554,436
		46,008,623
Japan — 16.9%
Daikin Industries Ltd.	501,200	34,538,940
Daito Trust Construction Co. Ltd.	161,900	20,018,679
FANUC Corp.	124,600	20,837,522
Fuji Heavy Industries Ltd.	954,200	27,104,984
Japan Tobacco, Inc.	337,429	11,558,431
Keyence Corp.	75,700	32,395,045
Komatsu Ltd.	548,800	12,421,779
Mizuho Financial Group, Inc.	7,177,700	13,652,428
Murata Manufacturing Co. Ltd.	176,900	16,890,044
Nidec Corp.	575,300	36,676,101
Nitori Holdings Co. Ltd.	201,000	12,054,784
ORIX Corp.	1,722,000	25,984,334
Panasonic Corp.	1,653,300	20,196,495
Rakuten, Inc.	1,066,404	13,795,759
Seven & I Holdings Co. Ltd.	467,100	18,732,037
Suzuki Motor Corp.	678,000	22,031,986
Unicharm Corp.	223,400	14,667,167
		353,556,515
Mexico — 1.0%
Cemex SAB de CV ADR(1)	1,531,032	20,255,553
Netherlands — 4.7%
Akzo Nobel NV	307,505	21,733,644
ASML Holding NV	351,823	33,658,447
ING Groep NV CVA(1)	1,815,532	24,964,448
Koninklijke Boskalis Westminster NV	301,981	17,377,327
		97,733,866

Norway — 0.7%
Statoil ASA	553,389	15,535,731
Russia — 0.8%
Magnit OJSC GDR	269,632	15,692,582
Spain — 2.3%
Amadeus IT Holding SA, A Shares	293,476	10,912,841
Bankia SA(1)	15,088,638	29,183,453
Inditex SA	278,880	8,079,878
		48,176,172
Sweden — 2.2%
Skandinaviska Enskilda Banken AB, A Shares	2,088,512	27,267,120
Svenska Cellulosa AB, B Shares	763,478	18,351,655
		45,618,775
Switzerland — 10.2%
Adecco SA	135,679	10,271,435
Cie Financiere Richemont SA	146,040	13,927,130
Givaudan SA	7,307	12,129,914
Nestle SA	570,444	44,272,246
Novartis AG	435,498	39,064,605
Roche Holding AG	208,914	60,918,553
Sika AG	3,824	14,453,766
UBS AG	992,174	17,788,992
		212,826,641
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	410,281	8,591,284
Turkey — 0.3%
BIM Birlesik Magazalar AS	232,438	5,462,804
United Kingdom — 25.0%
ARM Holdings plc	871,381	14,046,716
Ashtead Group plc	2,256,405	36,691,796
ASOS plc(1)	143,270	6,738,284
Associated British Foods plc	592,075	28,141,390
Barclays plc	2,263,220	8,433,228
BG Group plc	1,390,181	27,729,536
BT Group plc	2,820,538	18,121,344
Bunzl plc	518,120	14,158,188
Burberry Group plc	629,189	14,843,034
Capita Group plc (The)	672,363	13,696,066
Carnival plc	273,680	10,204,701
International Consolidated Airlines Group SA(1)	2,856,801	17,130,704
Intertek Group plc	326,850	15,198,792
ITV plc	4,701,347	16,484,042
Johnson Matthey plc	424,583	22,259,849
Lloyds Banking Group plc(1)	17,044,305	21,581,445
Next plc	112,271	13,224,141
Prudential plc	762,140	18,346,374
Reckitt Benckiser Group plc	359,426	31,326,817
Rio Tinto plc	569,150	30,363,549

Rolls-Royce Holdings plc	685,820	11,624,743
Royal Bank of Scotland Group plc(1)	4,382,084	26,393,407
Smith & Nephew plc	1,198,611	20,754,394
St. James's Place plc	1,981,211	23,582,909
Weir Group plc (The)	587,470	25,796,385
Whitbread plc	478,374	34,856,247
		521,728,081
TOTAL COMMON STOCKS (Cost $1,694,668,366)		2,069,075,396
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $5,747,560), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $5,629,337)		5,629,318
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $2,297,129), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $2,251,730)		2,251,727
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $4,590,782), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $4,503,459)		4,503,454
SSgA U.S. Government Money Market Fund, Class N	9,327,985	9,327,985
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,712,484)		21,712,484
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,716,380,850)		2,090,787,880
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,952,118)
TOTAL NET ASSETS — 100.0%		$2,088,835,762

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.7%
Financials	18.0%
Industrials	16.4%
Health Care	12.1%
Consumer Staples	11.2%
Information Technology	9.0%
Materials	7.9%
Energy	3.6%
Telecommunication Services	0.9%
Utilities	0.3%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	108,943,489	1,960,131,907	—
Temporary Cash Investments	9,327,985	12,384,499	—
	118,271,474	1,972,516,406	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,725,724,171
Gross tax appreciation of investments	$391,314,611
Gross tax depreciation of investments	(26,250,902)
Net tax appreciation (depreciation) of investments	$365,063,709

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2014

International Opportunities - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 3.6%
G8 Education Ltd.	551,180	2,769,487
Magellan Financial Group Ltd.	120,300	1,505,546
Slater & Gordon Ltd.	265,120	1,554,984
		5,830,017
Austria — 0.5%
Zumtobel AG	40,080	835,764
Brazil — 0.8%
GAEC Educacao SA	100,200	1,334,806
Canada — 10.6%
ATS Automation Tooling Systems, Inc.(1)	67,050	822,015
Canyon Services Group, Inc.	56,580	856,532
CCL Industries, Inc., Class B	27,034	2,818,020
Descartes Systems Group, Inc. (The)(1)	61,460	859,185
Element Financial Corp.(1)	194,270	2,521,061
FirstService Corp.	50,810	2,792,143
Linamar Corp.	43,680	2,521,252
Raging River Exploration, Inc.(1)	214,790	2,172,988
Stantec, Inc.	28,050	1,911,620
		17,274,816
China — 7.2%
21Vianet Group, Inc. ADR(1)	49,610	1,354,849
58.com, Inc. ADR(1)	12,040	501,466
China Overseas Grand Oceans Group Ltd.	1,047,000	659,268
Ju Teng International Holdings Ltd.	962,000	557,336
Jumei International Holding Ltd. ADR(1)	47,390	1,448,712
Lijun International Pharmaceutical Holding Co. Ltd.	2,414,000	1,230,353
Ozner Water International Holding Ltd.(1)(2)	4,086,000	1,608,028
PAX Global Technology Ltd.(1)	1,307,000	1,188,941
Sinotrans Ltd., H Shares	2,386,000	1,607,076
YY, Inc. ADR(1)	18,520	1,572,163
		11,728,192
Denmark — 2.9%
Pandora A/S	9,260	692,266
Royal UNIBREW A/S(1)	22,250	3,948,474
		4,640,740
Finland — 1.2%
Cramo Oyj	40,760	729,441
Sanitec Corp.	111,540	1,228,827
		1,958,268
France — 5.0%
APERAM(1)	38,320	1,234,344
Criteo SA ADR(1)	24,660	925,983

Eurofins Scientific	6,800	1,931,270
Gaztransport Et Technigaz	20,000	1,298,183
Nexity SA	10,640	434,861
Plastic Omnium SA	31,520	831,420
Teleperformance SA	23,970	1,555,557
		8,211,618
Germany — 8.7%
Aareal Bank AG	81,660	3,654,005
Aurelius AG	20,680	781,209
CTS Eventim AG & Co. KGaA	32,430	902,509
DMG MORI SEIKI AG	68,140	1,957,629
Jungheinrich AG Preference Shares	22,840	1,393,543
Morphosys AG(1)	12,480	1,151,310
NORMA Group	24,790	1,190,700
Wirecard AG	83,340	3,113,763
		14,144,668
Greece — 0.2%
Hellenic Exchanges - Athens Stock Exchange SA Holding	32,870	306,646
Hong Kong — 2.3%
Man Wah Holdings Ltd.	544,400	873,844
Paradise Entertainment Ltd.	2,307,762	1,197,051
Xinyi Solar Holdings Ltd.	5,586,000	1,657,770
		3,728,665
India — 2.4%
Apollo Tyres Ltd.	324,400	886,571
Bharat Forge Ltd.	193,910	2,536,193
Oberoi Realty Ltd.	104,320	407,483
		3,830,247
Indonesia — 0.8%
PT Matahari Department Store Tbk	972,700	1,353,340
Israel — 1.5%
Caesarstone Sdot-Yam Ltd.	45,990	2,391,940
Italy — 3.4%
Banca Generali SpA	58,710	1,595,297
Banca Popolare di Milano Scarl(1)	1,851,370	1,472,944
Interpump Group SpA	163,710	2,185,484
Piaggio & C SpA(1)	94,179	285,112
		5,538,837
Japan — 18.6%
Aica Kogyo Co. Ltd.	81,500	1,947,321
Aida Engineering Ltd.	136,400	1,303,105
Daifuku Co. Ltd.	125,600	1,488,441
Fancl Corp.	32,000	399,212
Fujitsu General Ltd.	115,000	1,598,251
Hoshizaki Electric Co. Ltd.	32,200	1,572,166
Japan Aviation Electronics Industry Ltd.	71,000	1,632,976
Kanamoto Co. Ltd.	38,200	1,743,957
Kureha Corp.	299,000	1,474,237

M3, Inc.	63,800	1,115,404
Nifco, Inc.	50,600	1,709,443
Nihon Kohden Corp.	32,900	1,821,366
OSAKA Titanium Technologies Co. Ltd.	30,700	746,513
Ryohin Keikaku Co. Ltd.	13,600	1,526,724
Sanwa Holdings Corp.	230,000	1,682,253
Seiko Epson Corp.	33,500	1,696,814
Seria Co. Ltd.	36,900	1,516,147
Sohgo Security Services Co. Ltd.	68,400	1,701,371
Tadano Ltd.	102,000	1,833,245
Zenkoku Hosho Co. Ltd.	62,700	1,678,910
		30,187,856
Malaysia — 0.8%
7-Eleven Malaysia Holdings Bhd(1)	2,272,000	1,239,797
Norway — 1.0%
BW LPG Ltd.(2)	58,650	806,231
Hexagon Composites ASA	173,770	902,782
		1,709,013
Portugal — 0.5%
Sonae SGPS SA	548,950	835,257
Singapore — 0.5%
OSIM International Ltd.	365,000	786,077
South Korea — 4.2%
Cosmax, Inc.(1)	20,470	2,139,968
Hanssem Co. Ltd.	21,390	2,499,842
Hotel Shilla Co. Ltd.	18,720	2,197,031
		6,836,841
Spain — 2.4%
Gamesa Corp. Tecnologica SA(1)	192,660	2,423,616
Melia Hotels International SA	137,620	1,529,786
		3,953,402
Sweden — 4.2%
AAK AB	16,640	975,651
Avanza Bank Holding AB	22,760	841,787
Clas Ohlson AB, B Shares	42,870	820,383
Cloetta AB, B Shares(1)	249,840	822,166
Haldex AB	138,150	1,778,946
Hexpol AB	18,700	1,579,905
		6,818,838
Switzerland — 2.4%
AMS AG	26,350	938,560
Cembra Money Bank AG	14,300	841,909
Leonteq AG	10,340	2,106,182
		3,886,651
Taiwan — 3.1%
AirTAC International Group	90,210	928,040
Chailease Holding Co. Ltd.	926,900	2,505,596
Everlight Electronics Co. Ltd.	365,000	810,826

TPK Holding Co. Ltd.	125,000	848,932
		5,093,394
Thailand — 0.8%
Supalai PCL	1,556,300	1,266,869
United Kingdom — 10.0%
Bellway plc	95,440	2,528,779
Bodycote plc	135,510	1,563,521
Countrywide plc	110,920	948,341
Grafton Group plc	123,380	1,321,149
Halfords Group plc	99,110	784,844
Hikma Pharmaceuticals plc	78,010	2,236,609
Poundland Group plc(1)	321,140	1,687,924
Restaurant Group plc (The)	143,610	1,535,388
Rightmove plc	27,810	1,163,453
Stock Spirits Group plc(1)	250,129	1,233,713
Telecity Group plc	105,110	1,293,033
		16,296,754
TOTAL COMMON STOCKS (Cost $135,932,175)		162,019,313
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $17,396), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $17,038)		17,038
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $6,953), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $6,815)		6,815
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $13,895), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $13,630)		13,630
SSgA U.S. Government Money Market Fund, Class N	28,234	28,234
TOTAL TEMPORARY CASH INVESTMENTS (Cost $65,717)		65,717
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $135,997,892)		162,085,030
OTHER ASSETS AND LIABILITIES — 0.4%		613,786
TOTAL NET ASSETS — 100.0%		$162,698,816

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	26.2%
Industrials	23.1%
Financials	16.2%
Information Technology	11.5%
Consumer Staples	7.3%
Materials	6.3%
Health Care	5.9%
Energy	3.1%
Cash and Equivalents*	0.4%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $2,414,259, which represented 1.5% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,195,113	153,824,200	—
Temporary Cash Investments	28,234	37,483	—
	8,223,347	153,861,683	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$136,372,791
Gross tax appreciation of investments	$29,471,329
Gross tax depreciation of investments	(3,759,090)
Net tax appreciation (depreciation) of investments	$25,712,239

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2014

International Value - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 7.9%
Australia & New Zealand Banking Group Ltd.	26,216	818,515
Commonwealth Bank of Australia	4,610	350,124
Fortescue Metals Group Ltd.	97,102	378,171
Insurance Australia Group Ltd.	85,051	513,934
Mineral Resources Ltd.	12,176	120,882
National Australia Bank Ltd.	5,991	196,954
Telstra Corp. Ltd.	83,920	435,777
Westpac Banking Corp.	13,742	449,715
		3,264,072
Belgium — 0.5%
KBC Groep NV(1)	3,929	223,924
Denmark — 1.5%
AP Moeller - Maersk A/S, B Shares	218	546,067
Coloplast A/S, B Shares	632	52,465
		598,532
France — 11.7%
Bouygues SA	11,748	431,213
Cie Generale des Etablissements Michelin, Class B	4,008	443,160
Credit Agricole SA	33,949	503,393
GDF Suez	25,334	623,976
Metropole Television SA	11,948	225,910
Orange SA	31,449	476,034
Rallye SA	3,056	145,961
Sanofi	3,395	372,482
Suez Environnement Co.	12,356	227,780
Technicolor SA(1)	11,700	89,795
Total SA	16,076	1,060,166
Valeo SA	333	40,241
Vinci SA	2,765	180,745
		4,820,856
Germany — 8.2%
Allianz SE	5,151	878,507
BASF SE	6,988	718,850
Deutsche Telekom AG	29,661	443,513
E.ON AG	8,077	146,775
ProSiebenSat.1 Media AG	10,837	434,511
RWE AG	13,756	538,264
Siemens AG	1,779	222,859
		3,383,279
Hong Kong — 3.0%
Cheung Kong Holdings Ltd.	13,000	237,018
Hang Seng Bank Ltd.	27,700	467,859
Link Real Estate Investment Trust (The)	86,500	513,416
		1,218,293

Ireland — 0.4%
Smurfit Kappa Group plc	6,654	150,948
Israel — 1.4%
Bank Hapoalim BM	64,752	366,966
Bezeq The Israeli Telecommunication Corp. Ltd.	110,766	209,372
		576,338
Italy — 2.1%
A2A SpA	30,251	33,130
ENI SpA	18,689	466,081
Exor SpA	6,254	248,824
Fiat SpA(1)	8,000	78,207
Mediaset SpA(1)	7,787	32,107
		858,349
Japan — 19.2%
Aeon Delight Co. Ltd.	6,100	149,678
Asahi Kasei Corp.	53,000	425,039
Bridgestone Corp.	10,000	343,025
Calsonic Kansei Corp.	9,000	51,901
Canon Marketing Japan, Inc.	13,200	263,886
Canon, Inc.	1,900	62,070
Central Japan Railway Co.	3,300	462,434
Daito Trust Construction Co. Ltd.	1,500	185,473
FamilyMart Co. Ltd.	4,000	167,620
Fuji Heavy Industries Ltd.	15,100	428,930
FUJIFILM Holdings Corp.	17,700	533,407
Fukuoka Financial Group, Inc.	51,000	247,047
Gree, Inc.	12,900	101,172
Hachijuni Bank Ltd. (The)	32,000	193,147
Heiwa Corp.	7,400	168,917
Japan Airlines Co. Ltd.	8,100	455,428
JGC Corp.	14,000	405,152
KDDI Corp.	3,100	178,739
Mitsubishi Electric Corp.	9,000	112,624
Mitsubishi Motors Corp.	13,800	156,907
Mitsubishi UFJ Financial Group, Inc.	13,100	75,318
Nippon Telegraph & Telephone Corp.	8,800	590,360
NTT Data Corp.	4,000	143,399
NTT DoCoMo, Inc.	12,100	209,158
PanaHome Corp.	17,000	122,870
Panasonic Corp.	18,400	224,772
Seiko Epson Corp.	4,200	212,735
Seven Bank Ltd.	68,500	277,832
Sony Corp.	4,400	84,156
Sumitomo Chemical Co. Ltd.	21,000	75,285
Sumitomo Mitsui Financial Group, Inc.	7,700	310,864
Suzuki Motor Corp.	3,300	107,235
T&D Holdings, Inc.	15,400	191,011
Tosoh Corp.	28,000	115,719
Toyota Motor Corp.	1,500	85,463
		7,918,773
Netherlands — 2.5%
ING Groep NV CVA(1)	41,655	572,777

Koninklijke Ahold NV	21,864	373,467
PostNL NV(1)	16,138	80,810
		1,027,054
New Zealand — 0.7%
Telecom Corp. of New Zealand Ltd.	109,016	267,632
Norway — 1.1%
Petroleum Geo-Services ASA	10,007	75,303
Statoil ASA	6,919	194,243
Telenor ASA	2,588	59,335
TGS Nopec Geophysical Co. ASA	4,373	122,767
		451,648
Portugal — 1.3%
EDP - Energias de Portugal SA	108,220	523,849
Singapore — 1.4%
Singapore Post Ltd.	94,000	129,818
United Overseas Bank Ltd.	25,000	458,949
		588,767
Spain — 4.5%
Banco Santander SA	116,777	1,164,603
Endesa SA	11,600	430,886
Mapfre SA	61,325	229,889
Telefonica SA	3,000	47,578
		1,872,956
Sweden — 2.2%
Industrivarden AB, C Shares	6,864	123,742
Intrum Justitia AB	3,134	97,169
Investor AB, B Shares	11,310	419,113
Skandinaviska Enskilda Banken AB, A Shares	7,836	102,305
Telefonaktiebolaget LM Ericsson, B Shares	11,531	143,782
		886,111
Switzerland — 5.0%
BKW AG	6,346	229,494
Nestle SA	1,602	124,332
Novartis AG	4,690	420,698
Roche Holding AG	1,251	364,787
Schmolz + Bickenbach AG(1)	110,141	158,364
Swiss Reinsurance Co.	2,003	164,180
Zurich Financial Services AG	2,035	614,013
		2,075,868
United Kingdom — 24.3%
Amlin plc	16,212	121,088
AstraZeneca plc	10,455	792,688
Berendsen plc	9,784	173,312
BHP Billiton plc	2,500	79,168
BP plc	70,415	563,047
BT Group plc	62,114	399,069
Catlin Group Ltd.	45,610	389,198
Centrica plc	86,659	459,511
Direct Line Insurance Group plc	94,785	470,341
Evraz plc	95,528	178,891
GlaxoSmithKline plc	17,580	430,339
HSBC Holdings plc	114,566	1,240,083

Imperial Tobacco Group plc	15,673	683,533
Lloyds Banking Group plc(1)	293,261	371,326
Man Group plc	31,108	61,198
Rio Tinto plc	6,992	373,016
Royal Dutch Shell plc, B Shares	34,709	1,466,772
Soco International plc	58,537	411,072
Standard Chartered plc	19,108	384,790
Standard Life plc	71,237	454,607
TUI Travel plc	9,310	57,574
Vedanta Resources plc	20,676	347,029
Vodafone Group plc	33,573	115,235
		10,022,887
TOTAL COMMON STOCKS (Cost $35,738,154)		40,730,136
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE Value ETF (Cost $285,170)	4,800	273,600
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $36,023,324)		41,003,736
OTHER ASSETS AND LIABILITIES — 0.5%		185,710
TOTAL NET ASSETS — 100.0%		$41,189,446

Market Sector Diversification
(as a % of net assets)
Financials	35.6%
Energy	10.7%
Industrials	8.5%
Telecommunication Services	8.4%
Consumer Discretionary	8.2%
Utilities	7.3%
Materials	7.2%
Health Care	5.9%
Consumer Staples	3.7%
Information Technology	3.4%
Exchange-Traded Funds	0.6%
Other Assets and Liabilities	0.5%

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	40,730,136	—
Exchange-Traded Funds	273,600	—	—
	273,600	40,730,136	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$36,024,943
Gross tax appreciation of investments	$5,569,018
Gross tax depreciation of investments	(590,225)
Net tax appreciation (depreciation) of investments	$4,978,793

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2014

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Brazil — 12.5%
BB Seguridade Participacoes SA	258,400	4,095,614
BRF SA ADR	106,830	2,848,088
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	33,870	1,723,644
Cielo SA	224,700	4,232,009
Estacio Participacoes SA	165,400	2,167,157
Hypermarcas SA(1)	332,000	2,874,318
Itau Unibanco Holding SA ADR	685,125	12,332,250
Kroton Educacional SA	135,008	4,034,257
Lojas Americanas SA Preference Shares	252,400	1,783,770
Ultrapar Participacoes SA	137,600	3,516,069
		39,607,176
Chile — 0.4%
SACI Falabella	180,448	1,359,295
China — 17.9%
Brilliance China Automotive Holdings Ltd.	1,940,000	3,594,609
China Oilfield Services Ltd., H Shares	980,000	2,902,046
China Overseas Land & Investment Ltd.	1,096,000	3,082,922
CNOOC Ltd.	2,101,000	4,223,660
CSR Corp. Ltd.	4,286,000	3,865,671
ENN Energy Holdings Ltd.	702,000	4,959,258
Great Wall Motor Co. Ltd., H Shares	471,500	2,001,581
Industrial & Commercial Bank of China Ltd., H Shares	7,213,095	4,783,880
Ping An Insurance Group Co., H Shares	609,500	4,962,478
Shenzhou International Group Holdings Ltd.	1,041,000	3,243,869
Sinotrans Ltd., H Shares	4,508,000	3,036,337
Tencent Holdings Ltd.	724,900	11,832,162
Vipshop Holdings Ltd. ADR(1)	22,196	4,364,399
		56,852,872
Colombia — 0.9%
Cemex Latam Holdings SA(1)	303,490	3,002,145
Egypt — 1.3%
Commercial International Bank Egypt S.A.E.	627,670	4,123,746
Greece — 1.4%
OPAP SA	168,920	2,683,405
Titan Cement Co. SA	65,580	1,749,227
		4,432,632
Hong Kong — 0.5%
Qihoo 360 Technology Co. Ltd. ADR(1)	18,380	1,614,315
India — 5.6%
Bharti Infratel Ltd.	288,488	1,252,635
HCL Technologies Ltd.	151,470	4,069,904
HDFC Bank Ltd.	303,842	4,235,198
ICICI Bank Ltd. ADR	37,280	1,994,480
Larsen & Toubro Ltd.	78,050	1,969,101

Tata Motors Ltd.	494,766	4,296,032
		17,817,350
Indonesia — 3.0%
PT Bank Rakyat Indonesia (Persero) Tbk	3,356,900	3,171,083
PT Matahari Department Store Tbk	2,543,500	3,538,830
PT Tower Bersama Infrastructure Tbk	4,366,400	2,939,551
		9,649,464
Malaysia — 2.0%
Axiata Group Bhd	1,463,300	3,217,217
Sapurakencana Petroleum Bhd	2,248,800	3,010,767
		6,227,984
Mexico — 6.7%
Alsea SAB de CV(1)	538,039	1,859,740
Cemex SAB de CV ADR(1)	431,196	5,704,723
Grupo Financiero Banorte SAB de CV	564,484	3,979,565
Grupo Mexico SAB de CV	792,360	2,887,258
Infraestructura Energetica Nova SAB de CV	732,530	4,409,717
Promotora y Operadora de Infraestructura SAB de CV(1)	185,431	2,599,232
		21,440,235
Peru — 1.5%
Credicorp Ltd.	30,904	4,792,283
Philippines — 1.3%
Universal Robina Corp.	1,082,980	4,036,336
Poland — 1.5%
Alior Bank SA(1)	76,570	1,821,883
Powszechny Zaklad Ubezpieczen SA	20,848	3,052,721
		4,874,604
Russia — 3.7%
Alrosa AO	2,370,050	2,783,755
Magnit OJSC GDR	41,242	2,400,285
MMC Norilsk Nickel OJSC ADR	238,260	4,662,748
NovaTek OAO GDR	18,639	1,875,083
		11,721,871
South Africa — 7.1%
Aspen Pharmacare Holdings Ltd.	122,116	3,499,333
Capitec Bank Holdings Ltd.	76,010	1,511,114
Discovery Holdings Ltd.	388,008	3,570,419
Mr Price Group Ltd.	190,150	3,649,240
MTN Group Ltd.	153,430	3,467,270
Naspers Ltd.N Shares	27,672	3,516,695
Sasol Ltd.	56,690	3,286,093
		22,500,164
South Korea — 14.2%
CJ Korea Express Co. Ltd.(1)	32,170	4,933,611
Coway Co. Ltd.	55,950	4,695,838
Daewoo International Corp.	100,640	3,697,263
Hotel Shilla Co. Ltd.	30,120	3,534,967
Hyundai Development Co-Engineering & Construction	105,480	4,285,987

Hyundai Motor Co.	21,530	4,947,473
LG Display Co. Ltd.(1)	117,480	4,061,023
Naturalendo Tech Co. Ltd.(1)	73,684	3,488,172
Samsung Electronics Co. Ltd.	5,201	6,329,734
Seoul Semiconductor Co. Ltd.	38,520	1,109,309
SK Hynix, Inc.(1)	66,120	2,960,548
SM Entertainment Co.(1)	24,780	1,016,666
		45,060,591
Taiwan — 12.0%
Chailease Holding Co. Ltd.	984,000	2,659,949
Ginko International Co. Ltd.	72,000	1,003,262
Hiwin Technologies Corp.	226,420	2,211,895
Hon Hai Precision Industry Co. Ltd.	2,354,240	8,033,739
King Slide Works Co. Ltd.	200,000	2,683,127
Largan Precision Co. Ltd.	45,000	3,726,100
MediaTek, Inc.	331,000	5,531,339
Merry Electronics Co. Ltd.	15,000	86,315
Taiwan Semiconductor Manufacturing Co. Ltd.	2,962,774	12,290,995
		38,226,721
Thailand — 2.6%
CP ALL PCL	1,532,700	2,279,376
Kasikornbank PCL NVDR	403,500	2,842,439
Thaicom PCL	2,486,200	3,074,668
		8,196,483
Turkey — 3.0%
BIM Birlesik Magazalar AS	95,266	2,238,960
TAV Havalimanlari Holding AS	374,498	3,109,988
Turkiye Halk Bankasi AS	261,850	1,920,112
Ulker Biskuvi Sanayi AS	309,950	2,294,333
		9,563,393
TOTAL COMMON STOCKS (Cost $248,920,513)		315,099,660
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $583,847), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $571,838)		571,836
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $233,346), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $228,735)		228,735
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $466,340), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $457,470)		457,469
SSgA U.S. Government Money Market Fund, Class N	945,682	945,682
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,203,722)		2,203,722
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $251,124,235)		317,303,382
OTHER ASSETS AND LIABILITIES — 0.2%		711,098
TOTAL NET ASSETS — 100.0%		$318,014,480

Market Sector Diversification
(as a % of net assets)
Financials	21.6%
Information Technology	20.6%
Consumer Discretionary	17.8%
Industrials	10.3%
Materials	6.6%
Consumer Staples	6.4%
Energy	5.9%
Telecommunication Services	4.4%
Utilities	3.0%
Health Care	2.5%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	35,374,182	279,725,478	—
Temporary Cash Investments	945,682	1,258,040	—
	36,319,864	280,983,518	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$252,422,151
Gross tax appreciation of investments	$67,536,158
Gross tax depreciation of investments	(2,654,927)
Net tax appreciation (depreciation) of investments	$64,881,231

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2014

NT International Growth - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Australia — 3.7%
BHP Billiton Ltd.	208,150	7,128,711
Commonwealth Bank of Australia	120,484	9,150,618
CSL Ltd.	186,955	12,898,193
James Hardie Industries SE	382,280	4,573,560
		33,751,082
Belgium — 1.7%
Anheuser-Busch InBev NV	106,578	11,840,226
KBC Groep NV(1)	64,450	3,673,172
		15,513,398
China — 4.2%
Baidu, Inc. ADR(1)	42,570	9,132,116
Ctrip.com International Ltd. ADR(1)	85,340	5,476,268
ENN Energy Holdings Ltd.	410,000	2,896,433
Haier Electronics Group Co. Ltd.	1,766,000	5,104,277
Tencent Holdings Ltd.	614,500	10,030,161
Vipshop Holdings Ltd. ADR(1)	31,830	6,258,733
		38,897,988
Denmark — 4.4%
Coloplast A/S, B Shares	65,260	5,417,516
GN Store Nord A/S	354,430	8,059,064
Novo Nordisk A/S, B Shares	261,840	11,962,913
Pandora A/S	204,020	15,252,285
		40,691,778
France — 7.5%
Accor SA	175,770	8,540,641
Carrefour SA	175,926	6,099,103
Cie de St-Gobain	144,120	7,315,227
Cie Generale d'Optique Essilor International SA	27,701	2,938,024
Publicis Groupe SA	36,551	2,723,085
Schneider Electric SE	112,428	9,501,657
Technip SA	26,210	2,427,923
Total SA	180,930	11,931,817
Valeo SA	68,910	8,327,358
Zodiac Aerospace	262,600	8,565,699
		68,370,534
Germany — 6.5%
BASF SE	63,800	6,563,051
Bayer AG	112,420	15,074,240
Continental AG	40,631	8,675,404
Daimler AG	103,560	8,469,162
Siemens AG	55,930	7,006,462
Symrise AG	171,760	9,176,313

Wirecard AG	126,723	4,734,646
		59,699,278
Greece — 0.4%
Alpha Bank AE(1)	3,922,460	3,432,508
Hong Kong — 0.3%
Sands China Ltd.	461,600	3,007,826
India — 2.4%
ICICI Bank Ltd. ADR	143,960	7,701,860
Tata Consultancy Services Ltd.	191,000	7,948,662
Tata Motors Ltd. ADR	132,963	6,407,487
		22,058,009
Indonesia — 0.7%
PT Bank Mandiri (Persero) Tbk	7,260,500	6,439,640
Ireland — 1.2%
Bank of Ireland(1)	23,438,816	9,331,621
Kerry Group plc, A Shares	23,550	1,771,517
		11,103,138
Italy — 2.2%
Intesa Sanpaolo SpA	1,295,800	3,854,723
Luxottica Group SpA	113,064	6,038,982
UniCredit SpA	1,291,520	9,995,287
		19,888,992
Japan — 16.2%
Daikin Industries Ltd.	220,000	15,160,748
Daito Trust Construction Co. Ltd.	70,300	8,692,484
FANUC Corp.	52,500	8,779,855
Fuji Heavy Industries Ltd.	408,100	11,592,480
Keyence Corp.	32,300	13,822,457
Komatsu Ltd.	235,400	5,328,146
Mizuho Financial Group, Inc.	3,162,500	6,015,270
Murata Manufacturing Co. Ltd.	77,900	7,437,730
Nidec Corp.	253,400	16,154,570
Nitori Holdings Co. Ltd.	87,700	5,259,724
ORIX Corp.	732,200	11,048,623
Panasonic Corp.	707,100	8,637,840
Rakuten, Inc.	453,527	5,867,147
Seven & I Holdings Co. Ltd.	205,800	8,253,164
Suzuki Motor Corp.	295,800	9,612,185
Unicharm Corp.	95,600	6,276,550
		147,938,973
Mexico — 1.0%
Cemex SAB de CV ADR(1)	674,593	8,924,865
Netherlands — 4.6%
Akzo Nobel NV	133,821	9,458,116
ASML Holding NV	152,864	14,624,300
ING Groep NV CVA(1)	799,940	10,999,564
Koninklijke Boskalis Westminster NV	125,600	7,227,581
		42,309,561

Norway — 0.7%
Statoil ASA	236,710	6,645,349
Russia — 0.7%
Magnit OJSC GDR	115,290	6,709,878
Spain — 2.3%
Amadeus IT Holding SA, A Shares	122,070	4,539,147
Bankia SA(1)	6,531,622	12,633,034
Inditex SA	118,565	3,435,136
		20,607,317
Sweden — 2.2%
Skandinaviska Enskilda Banken AB, A Shares	908,370	11,859,465
Svenska Cellulosa AB, B Shares	330,405	7,941,916
		19,801,381
Switzerland — 10.2%
Adecco SA	57,574	4,358,578
Cie Financiere Richemont SA	63,520	6,057,596
Lindt & Spruengli AG	1,140	5,976,603
Nestle SA	251,340	19,506,536
Novartis AG	189,636	17,010,538
Roche Holding AG	92,054	26,842,607
Sika AG	1,621	6,126,976
UBS AG	432,935	7,762,224
		93,641,658
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	178,401	3,735,717
Turkey — 0.3%
BIM Birlesik Magazalar AS	101,399	2,383,099
United Kingdom — 24.6%
ARM Holdings plc	372,740	6,008,592
Ashtead Group plc	964,813	15,688,993
ASOS plc(1)	61,250	2,880,714
Associated British Foods plc	260,873	12,399,323
Barclays plc	984,320	3,667,781
BG Group plc	594,643	11,861,171
BT Group plc	1,197,990	7,696,825
Bunzl plc	218,330	5,966,103
Burberry Group plc	260,774	6,151,852
Capita Group plc (The)	285,319	5,811,962
Carnival plc	119,410	4,452,438
International Consolidated Airlines Group SA(1)	1,246,650	7,475,492
Intertek Group plc	144,100	6,700,768
ITV plc	2,031,627	7,123,368
Johnson Matthey plc	180,548	9,465,690
Lloyds Banking Group plc(1)	7,442,287	9,423,400
Next plc	48,050	5,659,698
Prudential plc	335,610	8,078,865
Reckitt Benckiser Group plc	156,290	13,621,909
Rio Tinto plc	249,846	13,329,019

Rolls-Royce Holdings plc	285,138	4,833,128
Royal Bank of Scotland Group plc(1)	1,912,110	11,516,689
Smith & Nephew plc	520,510	9,012,823
St. James's Place plc	847,000	10,082,078
Weir Group plc (The)	254,270	11,165,246
Whitbread plc	208,708	15,207,301
		225,281,228
TOTAL COMMON STOCKS (Cost $764,649,883)		900,833,197
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $3,397,761), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $3,327,871)		3,327,860
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $1,357,984), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $1,331,145)		1,331,144
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $2,713,913), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $2,662,291)		2,662,288
SSgA U.S. Government Money Market Fund, Class N	5,514,418	5,514,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,835,710)		12,835,710
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $777,485,593)		913,668,907
OTHER ASSETS AND LIABILITIES — 0.2%		1,485,986
TOTAL NET ASSETS — 100.0%		$915,154,893

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.2%
Financials	18.0%
Industrials	16.1%
Health Care	11.9%
Consumer Staples	11.3%
Information Technology	9.0%
Materials	8.2%
Energy	3.6%
Telecommunication Services	0.8%
Utilities	0.3%
Cash and Equivalents*	1.6%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	47,637,046	853,196,151	—
Temporary Cash Investments	5,514,418	7,321,292	—
	53,151,464	860,517,443	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$780,378,202
Gross tax appreciation of investments	$143,508,788
Gross tax depreciation of investments	(10,218,083)
Net tax appreciation (depreciation) of investments	$133,290,705

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2014